GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Schedule of Changes in Goodwill) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Goodwill [Line Items]
Balance as of January 1	$ 247,086	$ 247,975
Measurement period adjustment		(889)
Acquisition of Greenbids	18,980
Balance as of December 31	$ 266,066	$ 247,086